Taxation (Tables)	6 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expense

The current and deferred portions of income tax expense included in the consolidated statements of income were as follows:

	For the six months ended September 30,
	2024	2023
Current	$—	$—
Deferred	—	(3,988)
Income tax expense	$—	$(3,988)

Schedule of Reconciliation Between Statutory Income Tax and Effective Tax

The following table sets forth reconciliation between the statutory EIT rate of 25% and the effective tax for the six months ended September 30, 2024 and 2023, respectively:

	For the six months ended September 30,
	2024	2023
Income before income taxes	$(2,936,434)	$(370,961)
Tax rate	25%	25%
Provision for income taxes at statutory tax rate	$(734,108)	$(92,740)
Effect of tax exempt entity	212,528	164,743
Effect of non-tax deductible expenses	409	23
Effect of tax loss not recognized	355,721	158,607
Effect of investment income not recognized	(291,747)	(232,990)
Effect of impairment not recognized	457,197	(1,631)
Income tax expense	$—	$(3,988)

Deferred tax assets/liability
Deferred tax assets	$5,004,640	$3,490,495
Valuation allowance	(5,004,640)	(3,490,495)
Deferred tax assets, net	—	—
Deferred tax liability	—	(23,074)
Total	—	(23,074)

Schedule of Taxes Payable	Taxes payable consisted of the following:
	As of
	September 30, 2024	March 31, 2024
Income tax payable	$188,613	$189,588
VAT payable	5,456	4,971
Total	$194,069	$194,559